Non-cash share-based compensation - Summary of Number of Shares Outstanding and Weighted Average Grant Date Fair Value (Detail) - S A free shares [member]	6 Months Ended	12 Months Ended
	Jun. 30, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of free shares outstanding, beginning balance	67,000	71,600
Number of free shares outstanding, granted	43,000	57,000
Number of free shares outstanding, vested	0	(35,600)
Number of free shares outstanding, cancelled	(16,500)	(26,000)
Number of free shares outstanding, ending balance	93,500	67,000
Weighted average grant date fair value, beginning balance	€ 13.98	€ 27.37
Weighted average grant date fair Value, granted	12.11	13.04
Weighted average grant date fair value, vested	0	25.74
Weighted average grant date fair Value, cancelled	14.16	21.65
Weighted average grant date fair value, ending balance	€ 13.09	€ 13.98